Description of Business, Summary of Significant Accounting Policies, and Going Concern - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	$ 511,081	$ 3,065,804	$ 1,585,153	$ 3,985,242	$ 4,560,275	$ 5,385,077
Professional services (over time)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	424,831	2,990,804	1,326,403	3,760,242
License fees (over time)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	$ 86,250	$ 75,000	$ 258,750	$ 225,000